Victory Pioneer Core Equity Fund Investment Strategy - Victory Pioneer Core Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities, primarily of U.S. issuers. For purposes of the Fund’s investment policies, equity securities include common stocks and other equity instruments, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities, equity interests in real estate investment trusts (“REITs”), preferred stocks, depositary receipts, rights, and warrants. The Fund may invest in initial public offerings of equity securities.The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.The Fund may invest in debt securities. Generally, the Fund acquires investment-grade debt securities, but the Fund may invest up to 5% of its net assets in below-investment-grade debt securities (known as “junk bonds”), including below-investment-grade convertible debt securities.The Fund may, but is not required to, use derivatives. The Fund may use derivatives, such as futures and options, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may also hold cash and other short-term investments.The Adviser uses a quality and valuation-conscious approach to select the Fund’s investments. The Adviser selects securities it believes are selling at reasonable prices or substantial discounts to their underlying values. A security may be sold if the Adviser’s assessment of company fundamentals deteriorates or the security price reaches its valuation target.The Adviser evaluates a security’s potential value based on the company’s quality, growth, risk, and prospects for future economic profit growth. In making that assessment, the Adviser employs due diligence and fundamental research, and evaluates the issuer based on its financial statements and operations. The Adviser focuses on the quality and price of individual issuers, not on market-timing strategies.